MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

901 NEW YORK AVENUE, N.W.                             1900 SOUTH ATHERTON STREET
SUITE 210 EAST                                                         SUITE 101
WASHINGTON, D.C.  20001                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOHN J. SPIDI                                        WRITER'S DIRECT DIAL NUMBER
SPIDI@MALIZIALAW.COM                                              (202) 434-4670

VIA EDGAR AND HAND DELIVERY
---------------------------

February 3, 2006

Mara L. Ransom, Esq.
Special Counsel
Office of Mergers and Acquisitions
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20002

         Re:      Synergy Financial Group, Inc.
                  Preliminary Proxy Statement filed January 13, 2006 File No. 000-50467

Dear Ms. Ransom:

     Transmitted with this letter for filing, on behalf of Synergy Financial Group, Inc., (the "Company") is pre-effective Amendment No. 1 to the Company's proxy material. This filing is marked to show changes made since the original filing. Page numbers refer to the pages in the revised proxy statement filed herewith.

                                  Schedule 14A
                                  ------------

1. Based upon the Schedule 13D/A filed on December 28, 2005, it would appear that PL Capital and its affiliates have informed you of their intention to nominate at least two directors at the upcoming annual meeting. Please tell us whether you have received timely notice of this or any other matter for consideration by shareholders under the company's governing instruments or the applicable state law. Describe in detail any contacts or negotiations you are having or had with these shareholders.

     The Company received written notice of PL Capital's nomination of two directors by letter dated January 31, 2006. The Company has not received notice of any other matters for consideration by stockholders at the meeting.

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 3, 2006
Page 2


     Article X of the Company's Certificate of Incorporation provides that advance notice of stockholder nominations for the election of directors and of business to be brought by stockholders before any meeting of the stockholders of the Company shall be given in the manner provided in the Bylaws. Section 15 of the Bylaws requires that, to be timely, a shareholder's notice shall be delivered to, or mailed and received at, the principal office of the Company not less than 60 days prior to the anniversary date of the immediately preceding annual meeting of shareholders. Such date with regard to the 2006 annual meeting is February 25, 2006 and this date was disclosed in the 2005 proxy statement.

     Following is a summary description of contacts the Company has had with PL Capital.

          o December 16, 2005 - Senior management of the Company spoke by phone with Mr. John Palmer and Mr. Richard Lashley, members of PL Capital, regarding stock buybacks. Messrs. Palmer and Lashley requested that they be appointed as directors.

          o December 22, 2005 - Senior management of the Company spoke by phone with Mr. John Palmer and Mr. Richard Lashley to inform them that the Board had considered their appointment as directors and had voted against such appointment.

          o By letters dated January 10th, January 16th, January 18th and January 20, 2006, PL Capital requested and the Company responded to a request for a stockholder list pursuant to Section 14A:5-28 of the New Jersey Business Corporation Act. It was arranged that PL Capital would inspect the shareholder record, as maintained by the Company's transfer agent, at the Company's offices. As of the time of the filing of the Company's revised preliminary proxy material, PL Capital has not yet visited the Company's offices to inspect the list.

          o By letter dated January 31, 2006, PL Capital submitted a letter for the purposes of nominating two persons for election as directors: Mr. Daniel Spiegel and Mr. Daniel Eliades.

Letter to Stockholders
----------------------

2. You indicate that representatives of PL Capital Group "first sought an expansion of the Board by two, and appointment without prior stockholder approval, and later stated that they will attempt to oust two of our three directors who are up for reelection at this year's Annual Meeting of Stockholders." Revise to clarify that the "appointment without stockholder approval" is consistent with the provisions of your by-laws; otherwise readers are left with the impression that stockholder approval is required in those instances when it would appear that it is not. Also, your indication that the representatives of PL Capital Group will attempt to "oust" two of your three directors is unclear; please revise to state that

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 3, 2006
Page 3


     they intend to solicit proxies for the election of their two nominees or clarify what you mean when you refer to "oust."

     We have revised this paragraph - which now appears within the body of the proxy statement under "General" on page 1 - to eliminate any impression that stockholder approval is required in those instances when it would appear that it is not. We have also dropped the word "oust" and have revised this to state that PL Capital intends to solicit proxies for the election of its two nominees.

3. See the last paragraph of your letter where you indicate that admission to the meeting "will be on a first-come, first-served basis." Does this mean that stockholders could be precluded from attending your meeting in person? Please revise to clarify what you mean by this.

     We have dropped this statement from the letter. The Company will not preclude any stockholder from attending the meeting in person. This statement was meant to indicate that a line should form for registration and admittance to the meeting.

General, page 2
---------------

4. In the second paragraph and under"Other Matters," you refer to matters of which you are not now aware that may come before the meeting and state that you will use discretionary authority to vote upon such matters. Please note that you may not use discretionary authority conferred with these proxies to vote upon matters not known to you at the time of this solicitation but which come to your attention a reasonable time before the meeting. See Rule 14a-4(c). Please confirm your understanding.

     We confirm our understanding and have revised this item to clarify that discretionary authority will be used only for matters which do not come to our attention a reasonable time before the meeting.

Voting Securities and Principal Holders Thereof, page 2
-------------------------------------------------------

5. On page 3, you indicate that, in the event "there are not sufficient votes for a quorum or to ratify any proposals at the time of the Meeting, the Meeting may be adjourned in order to permit the further solicitation of proxies." Please revise to clarify whether or not your by- laws or
     Certificate of Incorporation limit the Board's ability to adjourn, postpone, continue or reschedule the meeting. In this regard, please also clarify that the Board will properly exercise discretionary authority and will not, for example, postpone the meeting to solicit additional votes without separately soliciting a proxy from shareholders for their ability to do so. The postponement or adjournment of a meeting to solicit additional proxies is a substantive proposal for which proxies must be independently solicited and for which discretionary authority is unavailable. The proxy card should have an additional voting box

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 3, 2006
Page 4


     so that shareholders may decide whether or not to vote in favor of adjournment for the solicitation of additional proxies, if this is an action that is contemplated.

     We have revised the proxy statement to include as Proposal III the possible adjournment of the meeting.

Security Ownership of Certain Beneficial Owners, page 3
-------------------------------------------------------

6. Please include the total number of shares outstanding as of the most recent practicable date so that it is clear how you arrived at the percentages reflected in the table.

     The current number of shares outstanding has been filled in where this blank appeared under "Voting Securities and Principal Holders Thereof."

7. We note your inclusion of the shares held by the ESOP and your indication that "shares which have not yet been allocated, and allocated shares for which no voting direction has been received from ESOP participants in a timely manner, are voted by the ESOP Trustee Committee as directed by the ESOP Plan Committee." In an appropriate place in this proxy statement, please revise to indicate how the Trustee Committee will vote shares under the plan, whether allocated or not. For example, will ESOP participants be receiving a proxy card as part of this solicitation? If they do not provide you with voting directions, how will the Trustee Committee vote their shares? How will the Trustee Committee vote unallocated shares?

     We have added a new section titled "Voting of Shares By the Synergy Financial Group, Inc. Employee Stock Ownership Plan" on page 5 that explains ESOP voting procedures and the treatment of undirected and unallocated shares.

8. Please note that the footnotes to the beneficial ownership table should identify the natural person who controls, i.e. voting or investment power, the stock owned by entities listed in the table, such as Financial Edge Fund, L.P. See Exchange Act Rule 13d-3. Please revise to disclose the natural person who controls the common stock owned by Financial Edge Fund, L.P.

     We have added this footnote.

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 3, 2006
Page 5


Proposal I - Election of Directors, page 4
------------------------------------------

     Director Nomination Process, page 9
     -----------------------------------

9. Notwithstanding your indication that the Board believes it is appropriate for stockholders interested in submitting names to the Committee for consideration to do so within the parameters of the charter, please revise to summarize these provisions. Specifically, please revise to describe the procedures to be followed by security holders in submitting its recommendations, pursuant to Item 7(d)(2)(ii)(G) of Schedule 14A and describe the governance and nominating committee's process of identifying and evaluating nominees for director. See Item 7(d)(2(ii)(I) of Schedule 14A.

     We have revised this paragraph as requested.

Proposal II - Ratification of Appointment of Auditors, page 15
--------------------------------------------------------------

10. We note that you have not indicated whom the Company has appointed as the Company's independent auditor for the present fiscal year. Please ensure that you provide information regarding the principal accountant for the fiscal year most recently completed, if different from the accountant for the present fiscal year. See Item 9(b) of Schedule 14A.

     The Company's audit committee has not yet made its recommendation to the Board for the appointment of the independent auditor. It will do so shortly, and if the auditor appointed for 2006 is different from the auditor for 2005, we will add the disclosure required under Item 9(b).

Miscellaneous, page 16
----------------------

11. We note that proxies may be solicited "personally or by telephone." Please be advised that all written soliciting materials, including any scripts to be used in soliciting proxies by personal interview or telephone must be filed under the cover of Schedule 14A. Please confirm your understanding in this regard.

     We confirm that any written solicitation materials used, including scripts, will be filed under the cover of Schedule 14A.

MALIZIA SPIDI & FISCH, PC

Mara L. Ransom, Esq.
February 3, 2006
Page 6


12. Please also ensure that you have provided all of the information required pursuant to Item 4(b) of Schedule 14 A. Specifically, please describe the total amount estimated to be spent and the total expenditures to date for, in furtherance of, or in connection with the solicitation of security holders, pursuant to Item 4(b)(4) of Schedule 14A.

     The Company has added the disclosure required under Item 4(b). The amounts estimated and expended will be filled in at a date closer to completion of the proxy statement.

                                      * * *

     We hope that the foregoing is responsive to your comments. Please advise us of any additional comments. The Company would like to mail as soon as possible.

                                                Sincerely,

                                                /s/John J. Spidi

                                                John J. Spidi



Enclosure

cc:  Mr. John S. Fiore, President and Chief Executive Officer
     Tiffany A. Hasselman, Esq.